INCOME TAXES - Differences in Tax Rates (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Statutory income tax rate	27.00%	27.00%	27.00%
Increase (reduction) in rate resulting from:
Portion of gains subject to different tax rates	(6.00%)	(1.00%)	(14.00%)
International operations subject to different tax rates	5.00%	3.00%	(4.00%)
Taxable income attribute to non-controlling interest	(18.00%)	6.00%	(4.00%)
Recognition of deferred tax assets	(5.00%)	2.00%	1.00%
Non-recognition of the benefit of current year's tax losses	(1.00%)	(29.00%)	11.00%
Other	1.00%	(1.00%)	0.00%
Effective income tax rate	3.00%	7.00%	17.00%